Net income per share and net income attributable to common stockholders - Anti-dilutive shares (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock options.
Anti-dilutive shares
Anti-dilutive shares not included in the computation of diluted income per share	3,399,998	3,602,998	29,293,014
Restricted stock units
Anti-dilutive shares
Anti-dilutive shares not included in the computation of diluted income per share	6,585,270	12,613,046	21,398,126